Note 6 - Allowance for Loan Losses and Credit Quality Information - Troubled Debt Restructurings Subsequently Defaulted (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of Contracts that subsequently defaulted	1	1
Outstanding Recorded Investment	$ 17	$ 65
Consumer Portfolio Segment [Member]
Number of Contracts that subsequently defaulted	1	1
Outstanding Recorded Investment	$ 17	$ 65